LVIP American Century International Fund
Schedule of Investments
September 30, 2025 (unaudited)

	Number of Shares	Value (U.S. $)
ΔCOMMON STOCK–99.48%
Australia–1.24%
†Lynas Rare Earths Ltd.	69,455	$772,560
†NEXTDC Ltd.	98,296	1,100,519
		1,873,079
Austria–0.90%
Erste Group Bank AG	13,858	1,353,663
		1,353,663
Belgium–1.00%
UCB SA	5,485	1,513,322
		1,513,322
Brazil–0.53%
†NU Holdings Ltd. Class A	50,475	808,105
		808,105
Canada–4.51%
Canadian Pacific Kansas City Ltd.	10,379	772,999
†Capstone Copper Corp.	64,061	544,084
GFL Environmental, Inc.	27,858	1,319,912
Intact Financial Corp.	5,787	1,125,922
†Shopify, Inc. Class A	9,457	1,404,993
TC Energy Corp.	30,471	1,656,780
		6,824,690
China–1.04%
Alibaba Group Holding Ltd. ADR	8,793	1,571,573
		1,571,573
Denmark–0.72%
Novonesis Novozymes B Class B	17,842	1,091,895
		1,091,895
France–17.24%
Air Liquide SA	15,346	3,186,483
Airbus SE	14,074	3,261,756
AXA SA	16,055	766,039
BNP Paribas SA	11,550	1,048,617
Bureau Veritas SA	48,338	1,511,853
Cie de Saint-Gobain SA	9,241	994,456
EssilorLuxottica SA	6,995	2,266,646
Hermes International SCA	362	885,288
Legrand SA	6,248	1,031,367
L'Oreal SA	4,560	1,972,828
LVMH Moet Hennessy Louis Vuitton SE	2,912	1,779,504
Safran SA	5,077	1,788,793
Sartorius Stedim Biotech	1,601	323,395
Schneider Electric SE	8,151	2,273,758
Societe Generale SA	45,172	2,989,008
		26,079,791
	Number of Shares	Value (U.S. $)
ΔCOMMON STOCK (continued)
Germany–10.85%
adidas AG	4,304	$906,529
Commerzbank AG	21,580	813,033
Deutsche Boerse AG	2,203	589,966
E.ON SE	28,924	543,841
Infineon Technologies AG	52,951	2,063,950
Rheinmetall AG	742	1,728,788
SAP SE	18,386	4,919,471
Siemens AG	6,876	1,850,279
†Siemens Energy AG	18,273	2,132,900
†Zalando SE	28,294	864,015
		16,412,772
Hong Kong–1.91%
AIA Group Ltd.	146,200	1,402,454
Hong Kong Exchanges & Clearing Ltd.	17,400	988,287
Techtronic Industries Co. Ltd.	39,500	505,301
		2,896,042
India–0.88%
HDFC Bank Ltd. ADR	15,782	539,113
†MakeMyTrip Ltd.	8,494	795,038
		1,334,151
Ireland–2.22%
AIB Group PLC	90,750	821,995
Experian PLC	31,357	1,569,642
Kerry Group PLC Class A	10,809	973,982
		3,365,619
Italy–2.38%
Ferrari NV	5,601	2,706,623
Saipem SpA	307,935	888,282
		3,594,905
Japan–17.68%
Asics Corp.	32,100	840,458
BayCurrent, Inc.	22,700	1,335,430
GMO Payment Gateway, Inc.	12,900	723,747
Hitachi Ltd.	55,500	1,474,896
Hoya Corp.	11,600	1,606,045
Keyence Corp.	4,600	1,716,388
Kobe Bussan Co. Ltd.	30,000	824,424
Mitsubishi Heavy Industries Ltd.	112,600	2,953,480
MonotaRO Co. Ltd.	63,400	924,302
NEC Corp.	81,000	2,595,659
Panasonic Holdings Corp.	34,600	376,685
†Rakuten Bank Ltd.	26,100	1,459,383
Recruit Holdings Co. Ltd.	12,300	662,304
Ryohin Keikaku Co. Ltd.	64,800	1,290,435
†Sony Financial Group, Inc.	91,200	101,138
Sony Group Corp.	91,200	2,626,506
LVIP American Century International Fund–1

LVIP American Century International Fund
Schedule of Investments (continued)
	Number of Shares	Value (U.S. $)
ΔCOMMON STOCK (continued)
Japan (continued)
Sumitomo Mitsui Financial Group, Inc.	92,000	$2,597,911
Suzuki Motor Corp.	79,300	1,158,519
Terumo Corp.	89,600	1,480,156
		26,747,866
Luxembourg–0.42%
†Birkenstock Holding PLC	14,031	634,903
		634,903
Netherlands–6.24%
†Adyen NV	861	1,379,821
†Argenx SE	728	527,526
ASML Holding NV	4,665	4,535,459
BE Semiconductor Industries NV	4,797	714,409
Heineken NV	6,513	507,887
Prosus NV	25,246	1,776,627
		9,441,729
New Zealand–0.57%
†Xero Ltd.	8,226	857,295
		857,295
Spain–2.39%
CaixaBank SA	105,422	1,107,253
Iberdrola SA	132,479	2,504,925
		3,612,178
Sweden–2.70%
Atlas Copco AB Class A	66,724	1,126,194
Hexagon AB Class B	108,209	1,286,177
†Spotify Technology SA	2,389	1,667,522
		4,079,893
Switzerland–5.21%
Cie Financiere Richemont SA Class A	4,196	799,087
Galderma Group AG	14,745	2,561,690
Lonza Group AG	3,407	2,256,354
†On Holding AG Class A	17,862	756,456
Zurich Insurance Group AG	2,128	1,514,635
		7,888,222
Taiwan–1.30%
Taiwan Semiconductor Manufacturing Co. Ltd.	46,000	1,969,617
		1,969,617
	Number of Shares	Value (U.S. $)
ΔCOMMON STOCK (continued)
Thailand–0.76%
†Sea Ltd. ADR	6,431	$1,149,413
		1,149,413
United Kingdom–14.68%
AstraZeneca PLC	27,180	4,087,509
BAE Systems PLC	70,043	1,939,594
Barclays PLC	202,424	1,033,423
BP PLC	108,340	620,345
British American Tobacco PLC	28,192	1,496,521
†Burberry Group PLC	67,124	1,054,412
Compass Group PLC	53,376	1,815,452
Haleon PLC	187,056	836,224
Lloyds Banking Group PLC	1,341,473	1,512,235
London Stock Exchange Group PLC	13,687	1,567,595
Marex Group PLC	16,943	569,624
Marks & Spencer Group PLC	109,093	534,791
National Grid PLC	69,626	999,607
RELX PLC	48,464	2,318,424
Rolls-Royce Holdings PLC	65,223	1,043,849
Unilever PLC	13,204	781,354
		22,210,959
United States–2.11%
†Carnival Corp.	26,738	772,996
CRH PLC	20,169	2,418,263
		3,191,259
Total Common Stock (Cost $104,515,796)		150,502,941

MONEY MARKET FUND–0.35%
State Street Institutional U.S. Government Money Market Fund Premier Class (seven-day effective yield 4.09%)	521,815	521,815
Total Money Market Fund (Cost $521,815)		521,815

TOTAL INVESTMENTS–99.83% (Cost $105,037,611)	151,024,756
RECEIVABLES AND OTHER ASSETS NET OF LIABILITIES–0.17%	258,262
NET ASSETS APPLICABLE TO 12,311,046 SHARES OUTSTANDING–100.00%	$151,283,018

LVIP American Century International Fund–2

LVIP American Century International Fund
Schedule of Investments (continued)

ΔSecurities have been classified by country of origin.
†Non-income producing.

Summary of Abbreviations:
ADR–American Depositary Receipt
LVIP American Century International Fund–3